Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade notes	$ 1,321,829	¥ 108,390,000	¥ 84,372,000
Accounts receivable	5,669,317	464,884,000	461,132,000
Total	6,991,146	573,274,000	545,504,000
Long-term trade receivables	2,268,439	186,012,000	186,316,000
Total trade receivables	9,259,585	759,286,000	731,820,000
Less: total allowance	(185,890)	(15,243,000)	(15,793,000)
Net trade receivables	$ 9,073,695	¥ 744,043,000	¥ 716,027,000